Commitments and contingencies (Predecessor [Member])	12 Months Ended
Dec. 31, 2011
Predecessor [Member]
Commitments and Contingencies Disclosure [Text Block]	Note 6 – Commitments and contingencies Operating lease Total rent expense for 2011 and 2010 was $9,209 and $0, respectively.